Statement of Operations	2 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Details
Revenue	$ 0
Expenses:
General and administrative expenses	1,075
Legal and professional expenses	41,300
Total expenses	42,375
Unrealized gain/(loss) on joint venture	0
Net loss	$ (42,375)
Net loss per share - basic | $ / shares	$ (0.01)
Net loss per share - diluted | $ / shares	$ (0.01)
Basic and diluted weighted average shares outstanding | shares	6,194,625